Financing Arrangements (Details) - Schedule of Private Investors' debt - Private Investors related party [Member] - One Energy Enterprises Inc [Member] - USD ($)	Dec. 31, 2023	Dec. 31, 2022
Debt Instrument [Line Items]
Long-Term Debt, Gross	$ 12,695,602	$ 10,730,189
Private Investor Stockholder [Member]
Debt Instrument [Line Items]
Long-Term Debt, Gross	12,695,602	9,730,189
Private Investor Board [Member]
Debt Instrument [Line Items]
Long-Term Debt, Gross	$ 0	$ 1,000,000